Brazilian accounts receivable securitization program (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table summarizes the collateralized debt as of December 31, 2024:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin K-FIDC - Current	$5,919	CDI +5.25% (*)	Brazilian Reais	Revolving
Total	$5,919

(*) As of December 31, 2024, CDI equals 12.15%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2024 and 2023 are as follows:

K-FIDC:

	As of December 31, 2024	As of December 31, 2023
Restricted cash and cash equivalents	$2,937	$4,108
Loans receivable	10,185	10,702
Allowance for credit losses	(3,887)	(1,718)
Other receivables and prepaid expenses	1,583	749
Total current assets	10,818	13,841
Total assets	$10,818	$13,841

	As of December 31, 2024	As of December 31, 2023
Accounts payable	$14	$15
Collateralized debt	5,919	7,533
Total current liabilities	$5,933	$7,548
Total liabilities	$5,933	$7,548